Earnings Per Share	12 Months Ended
Dec. 31, 2023
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Earnings Per Share
31. EARNINGS PER SHARE
The following table shows the net profit or loss and the number of shares that have been used for the calculation of the basic and diluted earnings per share:

	2023	2022	2021
Net profit or loss	(1,312)	2,228	26
Weighted average number of shares outstanding	391,722,944	392,719,453	392,792,602
Basic and diluted earnings per share	(3.35)	5.67	0.07
There are no YPF financial instruments or other contracts outstanding that imply the existence of potential ordinary shares, thus the diluted earnings per share matches the basic earnings per share.